RENN Fund, Inc.

Consolidated Schedule of Investments

As of september 30, 2023 (Unaudited)

Shares or Principal Amount	Company	Cost	Value
	MONEY MARKET FUNDS – 33.29%
88,112	Fidelity Government Cash Reserves Portfolio - Institutional Class, 4.51%	$88,112	$88,112
4,790,320	Fidelity Investment Money Market Funds Government Portfolio - Institutional Class, 4.72%	4,790,320	4,790,320
	Total Money Market Funds	4,878,432	4,878,432

	CONVERTIBLE BONDS – 0.00%
	Oil and Gas – 0.00%
1,000,000	PetroHunter Energy Corporation 8.50% Maturity 12/31/2014(1)(2)(5)	540,225	-
	Total Convertible Bonds	540,225	-

	COMMON EQUITIES – 65.40%
	Accomodations – 0.57%
4,050	Civeo Corp.(2)	149,418	83,957

	Aerospace & Defense – 0.03%
20	Boeing Co.(2)	4,267	3,834

	Asset Management – 1.21%
973	Associated Capital Group, Inc. - Class A	40,594	35,515
7,098	Gamco Investors, Inc.	189,620	142,173
		230,214	177,688

	Hospitality – 0.71%
7,300	Carnival Corp.(2)	104,634	100,156
50	Royal Caribbean Ltd.(2)	2,940	4,607
		107,574	104,763

	Marine Shipping – 0.07%
300	Clarkson PLC(4)	16,197	10,011

	Metal Mining – 3.54%
580	Franco-Nevada Corp.	83,192	77,424
18,650	Mesabi Trust	513,309	374,305
1,640	Wheaton Precious Metals Corp.	68,954	66,502
		665,455	518,231

	Medicinal Chemicals and Botanical Products – 9.75%
77,228	FitLife Brands, Inc.(2)	9,131,688	1,428,718

	Oil and Gas – 28.63%
19,315	Permian Basin Royalty Trust	299,138	410,444
808,445	PetroHunter Energy Corporation(1)(2)(5)	101,056	-
16,300	PrairieSky Royalty Ltd.(4)	206,969	299,527
100	Sabine Royalty Trust	8,002	6,590
1,908	Texas Pacific Land Corp.	1,079,739	3,479,352
		1,694,904	4,195,913

	Other Financial Investment Activities – 0.77%
1	Morgan Group Holding Co.(2)	16	1
32,000	Urbana Corp.(4)	101,062	112,376
		101,078	112,377

	Securities and Commodity Exchanges – 1.60%
685	Cboe Global Markets, Inc.	80,892	107,004
240	Intercontinental Exchange, Inc.	30,806	26,405
14,000	Miami International Holdings, Inc.(1)(2)(3)	105,000	100,520
		216,698	233,929

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 0.94%
7,200	Grayscale Bitcoin Trust(2)	277,162	138,168

	Live Sports (Spectator Sports) – 1.91%
5,091	Big League Advance, LLC.(1)(2)(3)	280,000	280,005

	Surgical & Medical Instruments & Apparatus – 13.43%
615,000	Apyx Medical Corp.(2)	1,470,958	1,968,000

	Technology Services – 2.24%
1,048	CACI International, Inc. – Class A. (2)	296,485	328,998

	Total Common Equities	14,642,098	9,584,592

	OPEN ENDED MUTUAL FUNDS – 0.12%
824	Kinetics Spin-Off and Corporate Restructuring Fund(6)	13,167	18,054
	Total Open Ended Mutual Funds	13,167	18,054

	PREFERRED STOCKS – 1.27%
30,966	Diamond Standard, Inc.(1)(2)(3)	185,798	185,798
	Total Preferred Stocks	185,798	185,798

	WARRANTS – 0.02%
	Diamond Standard, Inc., Exercise Price: $9.00,
837	Expiration Date: January 15, 2026(1)(2)(3)	-	8
	Miami International Holdings, Inc., Exercise Price: $7.50,
2,132	Expiration Date: March 31, 2026(1)(2)(3)	-	2,921
	Total Warrants	-	2,929

	TOTAL INVESTMENTS – 100.10%	$20,259,720	$14,669,805
	LIABILITIES LESS OTHER ASSETS – -0.10%		(14,387)
	NET ASSETS - 100.00%		$14,655,419

Shares or Principal Amount	Company	Proceeds	Value
	SECURITIES SOLD SHORT – 0.02%
	EXCHANGE TRADED FUNDS – 0.02%
(2)	Convexity Shares 1X Spikes Futures ETF(2)	$(29)	$(18)
(94)	Direxion Daily Gold Miners Index Bear 2X Shares ETF	(1,192)	(1,387)
(117)	Direxion Daily Junior Gold Miners Index Bear 2X Shares ETF(2)	(820)	(966)
(5)	ProShares Ultra VIX Short-Term Futures ETF(2)	(1,062)	(81)
(7)	ProShares VIX Short-Term Futures ETF(2)	(304)	(163)
(1)	2X Long VIX Futures ETF(2)	(12)	(3)
	Total Exchange Traded Funds	(3,417)	(2,618)

	EXCHANGE TRADED NOTES – 0.00%
(13)	iPath Series B S&P VIX Short-Term Futures ETN(2)	$(554)	$(303)
	Total Exchange Traded Funds	(554)	(303)

	TOTAL SECURITIES SOLD SHORT – 0.02%	$(3,972)	$(2,921)

(1)	See Semi-Annual Report Note 5 - Fair Value Measurements.
(2)	Non-Income Producing.
(3)	Big League Advance, LLC., Diamond Standard, Inc. and Miami International Holdings, Inc. are each currently a private company. These securities are illiquid and valued at fair value.
(4)	Foreign security denominated in U.S. Dollars.
(5)	The PetroHunter Energy Corporation (“PetroHunter”) securities are in bankruptcy. The securities are valued at fair value.
(6)	Affiliated security, given that the security is managed by the same Investment Advisor as the Fund.

RENN Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

As of September 30, 2023 (Unaudited)

Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities, or any investment which is advised or sponsored by the advisor. In this instance, affiliation is based on the fact that the Kinetics Spin-off and Corporate Restructuring Fund is advised by Horizon, the same Investment Advisor to the Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

							Dividends and Distributions
Name of Issuer and Title of Issue	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Capital Gains	Income
Kinetics Spin-off and Corporate
Restructuring Fund	$20,806	$-	$-	$-	$(2,752)	$18,054	$-	$-

Total	$20,806	$-	$-	$-	$(2,752)	$18,054	$-	$-

Name of Issuer and Title of Issue	Shares Beginning of Period	Purchases	Sales Proceeds	Stock Split	Shares End of Period
Kinetics Spin-off and Corporate
Restructuring Fund	824	-	-	-	824
Total	824	-	-	-	824